CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
CONDENSED STATEMENTS OF OPERATIONS
Formation and operating costs	$ 243,668	$ 737,486
Loss from operations	(243,668)	(737,486)
Other income (loss)
Interest income	12	31
Change in fair value of warrant liabilities	528,317	(8,427,107)
Interest income on marketable securities held in Trust account	1,562	15,253
Total other income (expenses), net	529,891	(8,411,823)
Net income (loss)	$ 286,223	$ (9,149,309)
Weighted average shares outstanding, Class A common stock subject to possible redemption (in Shares)	286,223	8,315,869
Weighted average shares outstanding, Non-redeemable common stock (in Shares)	4,984,843	4,539,131